Expense Example - FIMMFunds-Class3ComboPRO - FIMMFunds-Class3ComboPRO - Fidelity Investments Money Market Tax Exempt Portfolio - Fidelity Investments Money Market Tax Exempt Portfolio - Class III	May 30, 2023 USD ($)
Expense Example:
1 year	$ 44
3 years	145
5 years	258
10 years	$ 586